Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Mar 5, 2012
Registrant Name	dei_EntityRegistrantName	HARTFORD MUTUAL FUNDS II INC
Central Index Key	dei_EntityCentralIndexKey	0000049905
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar 5, 2012
Document Effective Date	dei_DocumentEffectiveDate	Mar 5, 2012
Prospectus Date	rr_ProspectusDate	Jan 30, 2012

THE HARTFORD MUNICIPAL REAL RETURN FUND (Prospectus Summary): | THE HARTFORD MUNICIPAL REAL RETURN FUND
THE HARTFORD MUNICIPAL REAL RETURN FUND

SUPPLEMENT

DATED MARCH 5, 2012 TO

THE HARTFORD MUNICIPAL REAL RETURN FUND

(A SERIES OF THE HARTFORD MUTUAL FUNDS II, INC.)

PROSPECTUS AND SUMMARY PROSPECTUS

EACH DATED JANUARY 30, 2012, AS LAST AMENDED FEBRUARY 3, 2012

Effective March 5, 2012, under the heading “PAST PERFORMANCE” in the Summary Prospectus and the heading “SUMMARY SECTION — PAST PERFORMANCE” in the Prospectus, the second bullet included under the first paragraph is deleted and replaced with the following:

·                                           Reflect the Fund’s performance when the Fund’s portfolio was managed by a previous sub-adviser using a modified strategy

This Supplement should be retained with your Prospectus for future reference.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jan 30, 2012
THE HARTFORD MUNICIPAL REAL RETURN FUND (Prospectus Summary): | THE HARTFORD MUNICIPAL REAL RETURN FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	THE HARTFORD MUNICIPAL REAL RETURN FUND
Supplement Text	ck0000049905_SupplementTextBlock

SUPPLEMENT

DATED MARCH 5, 2012 TO

THE HARTFORD MUNICIPAL REAL RETURN FUND

(A SERIES OF THE HARTFORD MUTUAL FUNDS II, INC.)

PROSPECTUS AND SUMMARY PROSPECTUS

EACH DATED JANUARY 30, 2012, AS LAST AMENDED FEBRUARY 3, 2012

Effective March 5, 2012, under the heading “PAST PERFORMANCE” in the Summary Prospectus and the heading “SUMMARY SECTION — PAST PERFORMANCE” in the Prospectus, the second bullet included under the first paragraph is deleted and replaced with the following:

·                                           Reflect the Fund’s performance when the Fund’s portfolio was managed by a previous sub-adviser using a modified strategy

This Supplement should be retained with your Prospectus for future reference.

THE HARTFORD MUNICIPAL REAL RETURN FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HTNAX
THE HARTFORD MUNICIPAL REAL RETURN FUND | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HTNBX
THE HARTFORD MUNICIPAL REAL RETURN FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HTNCX
THE HARTFORD MUNICIPAL REAL RETURN FUND | Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HTNYX
THE HARTFORD MUNICIPAL REAL RETURN FUND | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HTNIX